RESEARCH AND DEVELOPMENT COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finite-Lived Intangible Assets [Line Items]
Research and development costs expensed during the year	€ 592,690	€ 563,311	€ 538,903
Total research and development costs	918,861	894,092	881,559
Development costs
Schedule of Finite-Lived Intangible Assets [Line Items]
Amortization of capitalized development costs	€ 326,171	€ 330,781	€ 342,656